Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Themes ETF Trust
Entity Central Index Key	0001976322
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Themes Airlines ETF
Shareholder Report [Line Items]
Fund Name	Themes Airlines ETF
Class Name	Themes Airlines ETF
Trading Symbol	AIRL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Themes Airlines ETF for the period of December 8, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/AIRL. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/AIRL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Airlines ETF	$29*	0.35%**
[1],[2]
Expenses Paid, Amount	$ 29	[2]
Expense Ratio, Percent	0.35%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Airlines ETF (AIRL) launched December 8, 2023 and has seen a 6.63% return since inception. AIRL seeks to track the Solactive Airlines Index (SOLAIRN), which identifies the largest 30 airline companies by market capitalization. AIRL seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOLAIRN Index.
Airline stocks have had a mixed performance in 2024, with some volatility influenced by multiple factors, including fluctuating fuel prices, economic uncertainty, and political unrest. Although fuel costs per gallon in the U.S. dipped slightly from July 2024 to August 2024, reaching $2.47, they remain significantly higher than pre-pandemic levels. Fuel costs and price volatility are crucial as they can impact operational costs, especially for budget carriers heavily reliant on cost control. The industry also faces global challenges, including inflation, supply chain issues, and sporadic disruptions from political instability in certain regions. However, a strong travel demand has largely offset these factors, especially with Asia-Pacific markets recovering and airlines forecasting higher passenger revenue growth. This demand has boosted industry performance. Despite this recovery, the industry still trades below pre-pandemic levels.
The top contributor and detractor AIRL’s performance included Skywest, which increased by 73.47%, and Spirit Airlines, which declined 82.91%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/08/2023)
Themes Airlines ETF	6.63
MSCI ACWI Index	24.05
Solactive Airlines Index	6.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.themesetfs.com/etfs/AIRL for more recent performance information.
Net Assets	$ 799,707
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 1,592
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$799,707
Number of Holdings	30
Net Advisory Fee	$1,592
Portfolio Turnover	27%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Alaska Air Group, Inc.	5.2%
International Consolidated Airlines Group SA	5.1%
Qantas Airways Ltd.	5.1%
United Airlines Holdings, Inc.	5.1%
Deutsche Lufthansa AG	4.8%
ANA Holdings, Inc.	4.8%
easyJet PLC	4.8%
Japan Airlines Co. Ltd.	4.6%
Southwest Airlines Co.	4.5%
Delta Air Lines, Inc.	4.5%

Top Sectors	(% of net assets)
Industrials	99.3%
Cash & Other	0.7%

Themes Cloud Computing ETF
Shareholder Report [Line Items]
Fund Name	Themes Cloud Computing ETF
Class Name	Themes Cloud Computing ETF
Trading Symbol	CLOD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Themes Cloud Computing ETF for the period of December 15, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/CLOD. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/CLOD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Cloud Computing ETF	$29*	0.35%**
[3],[4]
Expenses Paid, Amount	$ 29	[4]
Expense Ratio, Percent	0.35%	[3]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Cloud Computing ETF (CLOD) launched on December 15, 2023 and has seen a 12.21% return since inception. CLOD seeks to track the Solactive Cloud Computing Index (SOLCLOUN), which identifies the largest 50 companies by market capitalization that derive their revenues from: (1) Digital Security, (2) E-Commerce, (3) Infrastructure, (4) Data Infrastructure, (5) Data Architecture, (6) Internet Infrastructure, and (7) Data Support. CLOD seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOLCLOUN Index.
Cloud computing stock have seen solid growth in 2024, largely fueled by increasing corporate investments in digital infrastructure and AI-driven solutions, as organizations scale up remote work solutions and data storage needs. However, this sector has faced some challenges due to rising costs associated with expanding cloud infrastructure and operational expenses. These expenses are compounded by global supply chain issues that have affected the availability of necessary components for data centers and cloud servers. Political factors, such as regulations on data privacy and security, have also impacted the industry. Despite these obstacles, strong demand for cloud services across sectors like e-commerce, entertainment, and artificial intelligence applications has sustained positive performance, reinforcing cloud computing as a critical component of business modernization strategies.
The top contributor and detractor to CLOD’s performance included Oracle Corp, which increased by 66.56%, and Snowflake Inc – Class A, which declined 42.28%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/15/2023)
Themes Cloud Computing ETF	12.21
MSCI ACWI Index	20.49
Solactive Cloud Computing Index	12.53

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.themesetfs.com/etfs/CLOD for more recent performance information.
Net Assets	$ 1,402,619
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 3,076
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$1,402,619
Number of Holdings	51
Net Advisory Fee	$3,076
Portfolio Turnover	11%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
ServiceNow, Inc.	5.2%
Oracle Corp.	5.2%
MercadoLibre, Inc.	5.0%
SAP SE	4.9%
Salesforce, Inc.	4.7%
Palo Alto Networks, Inc.	4.4%
Intuit, Inc.	4.3%
Amazon.com, Inc.	4.1%
Microsoft Corp.	4.0%
Adobe, Inc.	4.0%

Top Sectors	(% of net assets)
Technology	79.8%
Communications	10.4%
Consumer Discretionary	9.0%
Cash & Other	0.8%

Themes Copper Miners ETF
Shareholder Report [Line Items]
Fund Name	Themes Copper Miners ETF
Class Name	Themes Copper Miners ETF
Trading Symbol	COPA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Themes Copper Miners ETF for the period of September 24, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/COPA. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/COPA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Copper Miners ETF	$1*	0.35%**
[5],[6]
Expenses Paid, Amount	$ 1	[6]
Expense Ratio, Percent	0.35%	[5]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Copper Miners ETF (COPA) launched September 24, 2024 and has seen a 12.03% return since inception. COPA seeks to track the BITA Global Copper Mining Select Index (BGCMSI), which identifies companies that derive their revenues from copper mining, explorations, refining, and royalties. COPA seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the BGCMSI Index.
Copper mining stocks have seen strong performance this year, largely driven by a surge in demand linked to the global transition to clean energy technologies. The critical role of copper in electric vehicles, solar panels, and wind energy systems has led to increased demand for copper. As of September 2024, copper prices are hovering around $4.31 per pound, which reflects a recovery from earlier lows this year, boosting investor sentiment and leading to increased interest in copper-related investments.
The top contributor and detractor to COPA’s performance included Jiujiang Defu Technologies Class - A, which increased by 29.81%, and Ero Copper Corp, which declined 1.20%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/24/2024)
Themes Copper Miners ETF	12.03
MSCI ACWI Index	1.46
BITA Global Copper Mining Select Index	12.26

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.themesetfs.com/etfs/COPA for more recent performance information.
Net Assets	$ 560,610
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 31
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$560,610
Number of Holdings	47
Net Advisory Fee	$31
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Freeport-McMoRan, Inc.	10.0%
First Quantum Minerals Ltd.	4.8%
BHP Group Ltd.	4.7%
Capstone Copper Corp.	4.5%
Jiujiang Defu Technology Co. Ltd.	4.5%
Glencore PLC	4.4%
Southern Copper Corp.	4.2%
Antofagasta PLC	4.2%
China Nonferrous Mining Corp. Ltd.	4.0%
Jiangxi Copper Co. Ltd.	3.5%

Top Sectors	(% of net assets)
Materials	99.7%
Cash & Other	0.3%

Themes Cybersecurity ETF
Shareholder Report [Line Items]
Fund Name	Themes Cybersecurity ETF
Class Name	Themes Cybersecurity ETF
Trading Symbol	SPAM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Themes Cybersecurity ETF for the period of December 8, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/SPAM. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/SPAM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Cybersecurity ETF	$31*	0.36%**
[7],[8]
Expenses Paid, Amount	$ 31	[8]
Expense Ratio, Percent	0.36%	[7]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Cybersecurity ETF (SPAM) was launched on December 8, 2023 and has seen a 15.83% return since inception. SPAM seeks to track the Solactive Cybersecurity Index (SOCYBERN), which identifies the largest 35 companies by market capitalization in digital security software. SPAM seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOCYBERN Index.
Cybersecurity stocks have seen impressive gains this year as the demand for robust digital defenses continues to grow globally. With a surge in cyber threats affecting sectors from finance to healthcare, companies are investing heavily in insecurity solutions to protect sensitive data and infrastructure. High-profile incidents, like ransomware attacks on critical infrastructure, have highlighted vulnerabilities, prompting both corporate and government spending in cybersecurity. Additionally, the rise of AI-powered cyber tools and services has expanded the scope of cybersecurity, attracting investors looking to capitalize on this technological growth area.
The top contributor and detractor of SPAM’s performance included Darktrace, which increased by 68.68%, and Fastly Inc –Class A, which declined 67.47%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/08/2023)
Themes Cybersecurity ETF	15.83
MSCI ACWI Index	24.05
Solactive Cybersecurity Index	16.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.themesetfs.com/etfs/SPAM for more recent performance information.
Net Assets	$ 1,737,515
Holdings Count | $ / shares	34
Advisory Fees Paid, Amount	$ 3,582
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$1,737,515
Number of Holdings	34
Net Advisory Fee	$3,582
Portfolio Turnover	24%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Trend Micro, Inc.	5.8%
Fortinet, Inc.	5.7%
Clear Secure, Inc.	5.2%
Varonis Systems, Inc.	5.1%
SentinelOne, Inc.	5.0%
CACI International, Inc.	4.9%
Check Point Software Technologies Ltd.	4.7%
CyberArk Software Ltd.	4.5%
Booz Allen Hamilton Holding Corp.	4.4%
Darktrace PLC	4.3%

Top Sectors	(% of net assets)
Technology	90.4%
Communications	5.7%
Industrials	3.6%
Financials	0.1%
Cash & Other	0.2%

Themes European Luxury ETF
Shareholder Report [Line Items]
Fund Name	Themes European Luxury ETF
Class Name	Themes European Luxury ETF
Trading Symbol	FINE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Themes European Luxury ETF for the period of December 15, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/FINE. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/FINE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes European Luxury ETF	$27*	0.35%**
[9],[10]
Expenses Paid, Amount	$ 27	[10]
Expense Ratio, Percent	0.35%	[9]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes European Luxury ETF (FINE) launched December 15, 2023 and has seen a -5.02% return since inception. FINE seeks to track the Solactive European Luxury Index (SOLELUXN), which identifies 25 European luxury companies that generate their revenues from either: (1) Luxury Accessories, (2) Premium Clothing, (3) Luxury Beauty Products, (4) Cars & Yachts or (5) Upscale Hospitality. FINE seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOLELUXN Index.
Luxury stocks have seen notable volatility this year, as demand for high-end goods has been heavily influenced by economic conditions in China, a critical market for luxury brands. As one of the world’s largest consumer bases for luxury products, China’s economic fluctuations directly impact the performance of luxury-focused stocks. With China experiencing slower-than-expected economic recovery and consumer spending tightening, luxury companies that rely on affluent Chinese shoppers have faced softer sales growth. However, despite these headwinds, the global demand for luxury goods remains resilient, especially in the U.S. and Europe, helping to balance some of the downturn in Asia.
The top contributor and detractor to FINE’s performance included COATS Group PLC, which increased by 41.85%, and Burberry Group PLC, which declined 49.10%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/15/2023)
Themes European Luxury ETF	-5.02
MSCI ACWI Index	20.49
Solactive European Luxury Index	-4.53

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.themesetfs.com/etfs/FINE for more recent performance information.
Net Assets	$ 712,362
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 1,412
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$712,362
Number of Holdings	26
Net Advisory Fee	$1,412
Portfolio Turnover	47%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Capri Holdings Ltd.	4.7%
Watches of Switzerland Group PLC	4.7%
Interparfums SA	4.6%
Coats Group PLC	4.6%
Prada SpA	4.4%
Givaudan SA	4.4%
Brunello Cucinelli SpA	4.3%
Hugo Boss AG	4.3%
Ferrari NV	4.2%
Swatch Group AG	4.2%

Top Sectors	(% of net assets)
Consumer Discretionary	90.6%
Consumer Staples	4.6%
Materials	4.4%
Cash & Other	0.4%

Themes Generative Artificial Intelligence ETF
Shareholder Report [Line Items]
Fund Name	Themes Generative Artificial Intelligence ETF
Class Name	Themes Generative Artificial Intelligence ETF
Trading Symbol	WISE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Themes Generative Artificial Intelligence ETF for the period of December 8, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/WISE. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/WISE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Generative Artificial Intelligence ETF	$31*	0.35%**
[11],[12]
Expenses Paid, Amount	$ 31	[12]
Expense Ratio, Percent	0.35%	[11]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Generative Artificial Intelligence ETF (WISE) was launched December 8, 2023 and has seen a 19.35% return since inception. WISE seeks to track the Solactive Generative Artificial Intelligence Index (SOLGAIN), which identifies 40  companies that derive their revenues from either (1) Artificial Intelligence, (2) Data Analytics & Big Data, (3) Natural Language Processing or (4) Artificial Intelligence-Driven Services. WISE seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOLGAIN Index.
AI-focused stocks have experienced notable success in 2024, primarily due to the rapid acceleration of artificial intelligence technologies across various industries. The integration of AI into sectors such as healthcare, finance, and manufacturing has created a surge in demand for AI-related solutions, benefiting companies involved in developing and deploying AI technologies. Additionally, significant investments in AI infrastructure and research have bolstered investor confidence, leading to increased capital inflows into AI-focused funds. The combination of these factors has propelled AI stocks to strong performance, with many recording substantial year-to-date gains.
The top contributor and detractor to WISE’s performance was Nvidia, which increased by 155.69%, and Quicklogic Corporation, which declined 52.57%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/08/2023)
Themes Generative Artificial Intelligence ETF	19.35
MSCI ACWI Index	24.05
Solactive Generative Artificial Intelligence Index	20.02

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.themesetfs.com/etfs/WISE for more recent performance information.
Net Assets	$ 13,128,895
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 37,541
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$13,128,895
Number of Holdings	41
Net Advisory Fee	$37,541
Portfolio Turnover	58%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Advanced Micro Devices, Inc.	5.0%
Microsoft Corp.	4.8%
Intel Corp.	4.8%
Amazon.com, Inc.	4.6%
NVIDIA Corp.	4.5%
UiPath, Inc.	4.2%
Alphabet, Inc.	4.1%
Oracle Corp.	3.9%
Broadcom, Inc.	3.6%
PKSHA Technology, Inc.	3.6%

Top Sectors	(% of net assets)
Technology	81.5%
Communications	9.0%
Consumer Discretionary	6.4%
Financials	2.5%
Health Care	0.2%
Cash & Other	0.4%

Themes Global Systemically Important Banks ETF
Shareholder Report [Line Items]
Fund Name	Themes Global Systemically Important Banks ETF
Class Name	Themes Global Systemically Important Banks ETF
Trading Symbol	GSIB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Themes Global Systemically Important Banks ETF for the period of December 15, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/GSIB. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/GSIB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Global Systemically Important Banks ETF	$31*	0.35%**
[13],[14]
Expenses Paid, Amount	$ 31	[14]
Expense Ratio, Percent	0.35%	[13]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Global Systemically Important Banks ETF (GSIB) launched December 15, 2023 and has seen a 25.09% return since inception. GSIB actively invests in the 28 publicly traded global banks that have been identified as “systemically important” by the Financial Stability Board (FSB) and the Basel Committee on Banking Supervision (BCBS). A bank is deemed “systemically important” due to its size, interconnectedness, financial infrastructure, complexity, and cross juris dictional activity.
Global Systemically Important Banks stocks have performed well this year, supported by rising net interest income (NII) due to higher interest rates, which allow banks to earn more from the spread between what they pay on deposits and what they earn on loans. Additionally, there has been a gradual recovery in investment banking activities, with increased mergers and acquisitions, IPOs, and other capital markets transactions boosting fee income. This rebound in investment banking, combined with stable or growing NII, has bolstered profits for many GSIBs, even as they navigate regulatory requirements and market uncertainties.
The top contributor and detractor to GSIB’s performance was Barclays PLC - Sponsored ADR, which increased by 69.72%, and Société Generale SA, which declined 1.10%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/15/2023)
Themes Global Systemically Important Banks ETF	25.09
MSCI ACWI Index	20.49
KBW Nasdaq Global Bank Index	26.28

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.themesetfs.com/etfs/GSIB for more recent performance information.
Net Assets	$ 2,189,148
Holdings Count | $ / shares	29
Advisory Fees Paid, Amount	$ 3,211
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$2,189,148
Number of Holdings	29
Net Advisory Fee	$3,211
Portfolio Turnover	28%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Bank of New York Mellon Corp.	4.0%
State Street Corp.	4.0%
Royal Bank of Canada	4.0%
Bank of Communications Co. Ltd.	3.8%
Bank of China Ltd.	3.6%
Industrial & Commercial Bank of China Ltd.	3.6%
Mizuho Financial Group, Inc.	3.6%
China Construction Bank Corp.	3.6%
Credit Agricole SA	3.6%
Citigroup, Inc.	3.6%

Top Sectors	(% of net assets)
Financials	99.9%
Cash & Other	0.1%

Themes Gold Miners ETF
Shareholder Report [Line Items]
Fund Name	Themes Gold Miners ETF
Class Name	Themes Gold Miners ETF
Trading Symbol	AUMI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Themes Gold Miners ETF for the period of December 13, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/AUMI. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/AUMI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Gold Miners ETF	$35*	0.35%**
[15],[16]
Expenses Paid, Amount	$ 35	[16]
Expense Ratio, Percent	0.35%	[15]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Gold Miners ETF (AUMI) launched December 13, 2023 and has seen a 50.48% return since inception. AUMI seeks to track the Solactive Global Pure Gold Miners Index (SOLGLPGM), which identifies the largest 30 companies by market capitalization that derive their revenues from gold mining. AUMI seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOLGLPGM Index.
Overall, gold mining stocks have performed exceptionally well this year, largely driven by the rising price of gold, which as of September surged to over $2,600 per ounce. The increase in gold prices has been fueled by global economic uncertainty, inflationary pressures, and geopolitical tensions, all of which have bolstered demand for gold as a safe-haven asset. Additionally, central bank purchases of gold and a weaker U.S. dollar have further supported the metal’s price, leading to strong profitability for gold mining companies and boosting the performance of related stocks.
The top contributor and detractor to AUMI’s performance included IAMGOLD, which increased by 123.31%, and Gold Resources LTD, which declined 0.26%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/13/2023)
Themes Gold Miners ETF	50.48
MSCI ACWI Index	22.88
Solactive Global Pure Gold Miners Index	51.41

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.themesetfs.com/etfs/AUMI for more recent performance information.
Net Assets	$ 2,257,169
Holdings Count | $ / shares	23
Advisory Fees Paid, Amount	$ 4,252
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$2,257,169
Number of Holdings	23
Net Advisory Fee	$4,252
Portfolio Turnover	14%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Centamin PLC	5.3%
De Grey Mining Ltd.	5.3%
Endeavour Mining PLC	5.0%
B2Gold Corp.	4.9%
Northern Star Resources Ltd.	4.9%
Ramelius Resources Ltd.	4.9%
OceanaGold Corp.	4.8%
Lundin Gold, Inc.	4.8%
Gold Fields Ltd.	4.8%
Perseus Mining Ltd.	4.7%

Top Sectors	(% of net assets)
Materials	99.2%
Cash & Other	0.8%

Themes Lithium & Battery Metal Miners ETF
Shareholder Report [Line Items]
Fund Name	Themes Lithium & Battery Metal Miners ETF
Class Name	Themes Lithium & Battery Metal Miners ETF
Trading Symbol	LIMI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Themes Lithium & Battery Metal Miners ETF for the period of September 24, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/LIMI. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/LIMI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Lithium & Battery Metal Miners ETF	$1*	0.35%**
[17],[18]
Expenses Paid, Amount	$ 1	[18]
Expense Ratio, Percent	0.35%	[17]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Lithium & Battery Metal Miners ETF (LIMI) launched September 24, 2024 and has seen a 22.44% return since inception. LIMI seeks to track the BITA Global Lithium and Battery Metals Index (BGLISI), which identifies companies that derive their revenues from lithium and battery metals mining, explorations, refining, and royalties. LIMI seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the BGLISI Index.
Lithium mining stocks have performed exceptionally well this year, driven by the growing demand for electric vehicles (EVs) and renewable energy storage. With lithium prices hovering around $10,400 per ton in September, the battery metal remains a crucial component for EV batteries. The global shift toward clean energy, coupled with government incentives for EV production and adoption, has intensified the demand for lithium. Supply chain bottlenecks and production challenges have kept lithium prices elevated, further boosting the profitability of lithium mining stocks.
The top contributor and detractor to LIMI’s performance included Tianqi Lithium Corp - A, which increased by 28.62%, and Canada Nickel Co. Inc., which declined 3.71%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/24/2024)
Themes Lithium & Battery Metal Miners ETF	22.44
MSCI ACWI Index	1.46
BITA Global Lithium and Battery Metals Index	21.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.themesetfs.com/etfs/LIMI for more recent performance information.
Net Assets	$ 615,118
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 32
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$615,118
Number of Holdings	48
Net Advisory Fee	$32
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Pilbara Minerals Ltd.	4.3%
Albemarle Corp.	4.0%
Tianqi Lithium Corp.	3.9%
Guangzhou Tinci Materials Technology Co. Ltd.	3.4%
Core Lithium Ltd.	3.3%
Sayona Mining Ltd.	3.3%
Beijing Easpring Material Technology Co. Ltd.	3.2%
Arcadium Lithium PLC	3.2%
Lithium Americas Argentina Corp.	3.0%
GEM Co. Ltd.	2.9%

Top Sectors	(% of net assets)
Materials	99.9%
Cash & Other	0.1%

Themes Natural Monopoly ETF
Shareholder Report [Line Items]
Fund Name	Themes Natural Monopoly ETF
Class Name	Themes Natural Monopoly ETF
Trading Symbol	CZAR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Themes Natural Monopoly ETF for the period of December 13, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/CZAR. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/CZAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Natural Monopoly ETF	$31*	0.35%**
[19],[20]
Expenses Paid, Amount	$ 31	[20]
Expense Ratio, Percent	0.35%	[19]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Natural Monopoly ETF (CZAR) launched December 13, 2023 and has seen an 18.71% return since inception. CZAR seeks to track the Solactive Natural Monopoly Index (SOLNMONN), which identifies the top 5 companies within 19 different sectors that have: (1) High Sales, (2) Stable Profitability, (3) Stable Return on Equity, (4) Operational Efficiency and (5) Reinvestment of Profits. CZAR seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOLNMONN Index.
Natural monopoly stocks have seen strong performance this year as investors increasingly turn to stable, income-generating sectors amid market volatility. Natural monopolies—industries where a single provider is most efficient due to high infrastructure costs and economies of scale, such as utilities, railroads, and some telecommunications—offer steady, predictable cash flows. With rising inflation and economic uncertainty, these sectors are attractive for their defensive qualities and potential for inflation-linked revenue. Additionally, increased government spending on infrastructure and regulatory support has bolstered these companies.
The top contributor and detractor to CZAR’s performance included Meta Platforms Inc - Class A, which increased by 71.52%, and Open Text Corp, which declined 18.94%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/13/2023)
Themes Natural Monopoly ETF	18.71
MSCI ACWI Index	22.88
Solactive Natural Monopoly Index	19.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.themesetfs.com/etfs/CZAR for more recent performance information.
Net Assets	$ 1,483,837
Holdings Count | $ / shares	96
Advisory Fees Paid, Amount	$ 2,419
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$1,483,837
Number of Holdings	96
Net Advisory Fee	$2,419
Portfolio Turnover	113%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Legrand SA	3.8%
Cisco Systems, Inc.	3.6%
Meta Platforms, Inc.	3.5%
Singapore Exchange Ltd.	3.5%
Fortive Corp.	3.5%
Open Text Corp.	3.4%
BlackRock, Inc.	3.3%
Analog Devices, Inc.	3.3%
Dassault Systemes SE	3.2%
American Express Co.	3.2%

Top Sectors	(% of net assets)
Technology	19.9%
Industrials	19.2%
Financials	17.9%
Consumer Staples	11.8%
Health Care	11.0%
Communications	6.8%
Consumer Discretionary	3.8%
Materials	3.6%
Energy	3.0%
Cash & Other	3.0%

Themes Robotics & Automation ETF
Shareholder Report [Line Items]
Fund Name	Themes Robotics & Automation ETF
Class Name	Themes Robotics & Automation ETF
Trading Symbol	BOTT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Themes Robotics & Automation ETF for the period of April 22, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/BOTT. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/BOTT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Robotics & Automation ETF	$16*	0.35%**
[21],[22]
Expenses Paid, Amount	$ 16	[22]
Expense Ratio, Percent	0.35%	[21]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Robotics & Automation ETF (BOTT) launched April 22, 2024 and has seen a 12.51% return since inception. BOTT seeks to track the Solactive Industrial Robotics & Automation Index (SOLIROBO), which identifies the largest 30companies with a positive total return over the past 12 months in the following industry groups: (1) Factory Automation Equipment, (2) General/Processor/Specialized Semiconductors, (3) Industrial Machine Parts and Support Equipment, and (4) Programmable Logic and ASIC Semiconductors.
This year has been strong for the robotics and automation sector, driven by escalating demand for artificial intelligence and automation in industries like healthcare, manufacturing, and logistics. Companies producing advanced robotic and AI-enabled technologies have thrived as businesses worldwide seek efficiency and cost-saving measures. High-profile firms involved in robotic-assisted surgery, autonomous systems, and AI chips have seen growth in line with rising AI adoption. Economic and political factors have added complexity, with trade restrictions and supply chain disruptions impacting the availability of robotic components.
The top contributor and detractor to BOTT’s performance included Credo Technology Group, which increased by 75.10%, and DMG Mori Co. LTD, which declined 20.40%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/22/2024)
Themes Robotics & Automation ETF	12.51
MSCI ACWI Index	15.54
Solactive Industrial Robotics & Automation Index	6.39

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.themesetfs.com/etfs/BOTT for more recent performance information.
Net Assets	$ 562,547
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 822
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$562,547
Number of Holdings	30
Net Advisory Fee	$822
Portfolio Turnover	46%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Japan Steel Works Ltd.	4.3%
Impinj, Inc.	4.3%
Konecranes Oyj	4.3%
Semtech Corp.	4.2%
Cargotec Oyj	4.1%
ANDRITZ AG	3.8%
Haitian International Holdings Ltd.	3.8%
Esab Corp.	3.8%
GEA Group AG	3.7%
Valmet Oyj	3.6%

Top Sectors	(% of net assets)
Industrials	57.7%
Technology	38.9%
Consumer Discretionary	2.7%
Cash & Other	0.7%

Themes Silver Miners ETF
Shareholder Report [Line Items]
Fund Name	Themes Silver Miners ETF
Class Name	Themes Silver Miners ETF
Trading Symbol	AGMI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Themes Silver Miners ETF for the period of May 3, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/AGMI. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/AGMI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Silver Miners ETF	$15*	0.35%**
[23],[24]
Expenses Paid, Amount	$ 15	[24]
Expense Ratio, Percent	0.35%	[23]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Silver Miners ETF (AGMI) launched May 3, 2024 and has seen a 16.01% return since inception. AGMI seeks to track the STOXX Global Silver Miners Index (STXSILVV), which identifies companies that derive their revenues from silver mining. AGMI seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the STXSILVV Index.
Silver mining stocks have seen strong gains this year, supported by the rising price of silver, which has hovered between $24 to $31 per ounce since the fund’s inception in May 2024. Silver’s performance has been driven by increased industrial demand, particularly from the renewable energy and electronics sectors, where silver is a key component. Additionally, inflation concerns and market volatility have pushed investors toward precious metals as a hedge, benefiting silver alongside gold. The combination of robust industrial use and safe haven buying has contributed to the performance of silver mining stocks.
The top contributor and detractor to AGMI’s performance included Newmont Corp, which increased by 32.90%, and Industrias Penoles SAB DE CV, which declined 10.78%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (05/03/2024)
Themes Silver Miners ETF	16.01
MSCI ACWI Index	12.82
STOXX Global Silver Mining Index	16.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.themesetfs.com/etfs/AGMI for more recent performance information.
Net Assets	$ 580,070
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 770
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$580,070
Number of Holdings	26
Net Advisory Fee	$770
Portfolio Turnover	38%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Pan American Silver Corp.	9.3%
Industrias Penoles SAB de CV	9.2%
Wheaton Precious Metals Corp.	9.1%
Southern Copper Corp.	8.2%
First Majestic Silver Corp.	6.6%
Jiangxi Copper Co. Ltd.	5.4%
KGHM Polska Miedz SA	4.9%
Silvercorp Metals, Inc.	4.8%
Fresnillo PLC	4.8%
Aya Gold & Silver, Inc.	4.7%

Top Sectors	(% of net assets)
Materials	99.6%
Cash & Other	0.4%

Themes Uranium & Nuclear ETF
Shareholder Report [Line Items]
Fund Name	Themes Uranium & Nuclear ETF
Class Name	Themes Uranium & Nuclear ETF
Trading Symbol	URAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Themes Uranium & Nuclear ETF for the period of September 24, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/URAN. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/URAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Uranium & Nuclear ETF	$1*	0.35%**
[25],[26]
Expenses Paid, Amount	$ 1	[26]
Expense Ratio, Percent	0.35%	[25]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes Uranium & Nuclear ETF (URAN) launched September 24, 2024 and has seen a 5.64% return since inception. URAN seeks to track the BITA Global Uranium and Nuclear Select Index (BGUNSI), which identifies companies that derive their revenues from uranium mining, explorations, refining, processing, and royalties, as well as nuclear energy, equipment, technology, and infrastructure. URAN seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the BGUNSI Index.
Uranium and nuclear energy stocks have surged this year, fueled by growing demand for clean and reliable energy. With uranium prices climbing above $70 per pound in September 2024, the highest in over a decade, nuclear energy has regained attention as countries push toward low-carbon energy solutions. Governments around the world, including the U.S. and China, are investing heavily in expanding nuclear capacity to meet energy transition goals, driving up demand for uranium. Supply constraints, along with geopolitical uncertainties, have also played a role in pushing uranium prices higher, further boosting the performance of related mining and nuclear energy stocks.
The top contributor and detractor to URAN’s performance included Chengdu Guoguang Electric - A, which increased by 38.53%, and Uranium Energy Corp, which declined 3.72%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/24/2024)
Themes Uranium & Nuclear ETF	5.64
MSCI ACWI Index	1.46
BITA Global Uranium and Nuclear Select Index	5.78

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.themesetfs.com/etfs/URAN for more recent performance information.
Net Assets	$ 558,203
Holdings Count | $ / shares	34
Advisory Fees Paid, Amount	$ 32
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$558,203
Number of Holdings	34
Net Advisory Fee	$32
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Constellation Energy Corp.	11.0%
Cameco Corp.	8.5%
NuScale Power Corp.	5.8%
Uranium Energy Corp.	5.2%
PG&E Corp.	5.1%
Paladin Energy Ltd.	5.1%
China National Nuclear Power Co. Ltd.	4.6%
NexGen Energy Ltd.	4.5%
Centrus Energy Corp.	4.5%
Yellow Cake PLC	4.1%

Top Sectors	(% of net assets)
Materials	53.1%
Utilities	30.5%
Industrials	14.6%
Technology	1.6%
Cash & Other	0.2%

Themes US Cash Flow Champions ETF
Shareholder Report [Line Items]
Fund Name	Themes US Cash Flow Champions ETF
Class Name	Themes US Cash Flow Champions ETF
Trading Symbol	USCF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Themes US Cash Flow Champions ETF for the period of December 13, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/USCF. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/USCF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes US Cash Flow Champions ETF	$26*	0.30%**
[27],[28]
Expenses Paid, Amount	$ 26	[28]
Expense Ratio, Percent	0.30%	[27]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes US Cash Flow Champions ETF (USCF) was launched on December 13, 2023 and has seen a 20.80% return since inception. USCF seeks to track the Solactive US Cash Flow Champions Index (SOLUCFCT), which identifies the top 75 large/mid capitalization companies with the highest 3 years of positive cash flow yield. USCF seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOLUCFCT Index.
U.S. Cash Flow stocks have performed well this year as companies with strong cash flow become increasingly attractive in a volatile economic environment. With persistent inflationary pressures and rising costs, investors have been favoring firms that generate steady, high cash flows, which can provide a buffer against economic downturns. Additionally, as the Federal Reserve signaled a potential pause in interest rate hikes, companies with healthy cash positions are less affected by borrowing costs, further boosting their appeal.
The top contributor and detractor of USCF’s performance included Broadcom Inc, which increased by 60.72%, and Humana, which declined 34.32%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/13/2023)
Themes US Cash Flow Champions ETF	20.80
S&P 500 Index	25.49
Solactive US Cash Flow Champions Index	21.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.themesetfs.com/etfs/USCF for more recent performance information.
Net Assets	$ 905,969
Holdings Count | $ / shares	76
Advisory Fees Paid, Amount	$ 1,486
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$905,969
Number of Holdings	76
Net Advisory Fee	$1,486
Portfolio Turnover	20%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
AbbVie, Inc.	5.4%
Broadcom, Inc.	5.0%
JPMorgan Chase & Co.	4.9%
Exxon Mobil Corp.	4.8%
Wells Fargo & Co.	4.4%
Chevron Corp.	4.4%
Pfizer, Inc.	3.7%
American Express Co.	3.6%
Progressive Corp.	3.4%
ConocoPhillips	2.9%

Top Sectors	(% of net assets)
Financials	39.3%
Energy	20.8%
Health Care	19.8%
Technology	7.7%
Consumer Discretionary	4.2%
Consumer Staples	3.9%
Materials	2.2%
Communications	1.1%
Industrials	0.3%
Cash & Other	0.7%

Themes US Infrastructure ETF
Shareholder Report [Line Items]
Fund Name	Themes US Infrastructure ETF
Class Name	Themes US Infrastructure ETF
Trading Symbol	HWAY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Themes US Infrastructure ETF for the period of September 12, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/HWAY. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/HWAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes US Infrastructure ETF	$1*	0.29%**
[29],[30]
Expenses Paid, Amount	$ 1	[30]
Expense Ratio, Percent	0.29%	[29]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes US Infrastructure ETF (HWAY) launched September 12, 2024 and has seen an 8.31% return since inception. HWAY seeks to track the Solactive United States Infrastructure Index (SOLUSIST), which identifies 100 US infrastructure companies that derive their revenues from either:(1) Building Materials & Equipment, (2) Construction, (3) Logistics or (4) Engineering Services. HWAY seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOLUSIST Index.
U.S. infrastructure stocks have gained momentum this year, driven by increased government investment in rebuilding and modernizing American infrastructure. The passing of substantial federal legislation, including the Infrastructure Investment and Jobs Act, has earmarked billions for projects like roads, bridges, clean energy, and broadband expansion. This influx of funding benefits companies involved in construction, engineering, utilities, and materials, all key holdings in infrastructure-focused ETFs.
The top contributor and detractor to HWAY’s performance included Caterpillar Inc, which increased by 15.18%, and Norfolk Southern Corp, which declined 2.39%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/12/2024)
Themes US Infrastructure ETF	8.31
S&P 500 Index	3.82
Solactive United States Infrastructure Index	8.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.themesetfs.com/etfs/HWAY for more recent performance information.
Net Assets	$ 541,571
Holdings Count | $ / shares	102
Advisory Fees Paid, Amount	$ 75
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$541,571
Number of Holdings	102
Net Advisory Fee	$75
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Caterpillar, Inc.	4.7%
Union Pacific Corp.	4.6%
Deere & Co.	4.5%
Norfolk Southern Corp.	4.5%
United Rentals, Inc.	4.3%
Emerson Electric Co.	4.3%
CSX Corp.	4.3%
Quanta Services, Inc.	3.4%
WW Grainger, Inc.	3.3%
Fastenal Co.	3.3%

Top Sectors	(% of net assets)
Industrials	71.6%
Materials	23.0%
Consumer Discretionary	4.3%
Energy	0.4%
Utilities	0.3%
Technology	0.3%
Cash & Other	0.1%

Themes US R&D Champions ETF
Shareholder Report [Line Items]
Fund Name	Themes US R&D Champions ETF
Class Name	Themes US R&D Champions ETF
Trading Symbol	USRD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Themes US R&D Champions ETF for the period of December 13, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/USRD. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/USRD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes US R&D Champions ETF	$26*	0.29%**
[31],[32]
Expenses Paid, Amount	$ 26	[32]
Expense Ratio, Percent	0.29%	[31]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes US R&D Champions ETF (USRD) was launched December 13, 2023 and has seen a 24.56% return since inception. USRD seeks to track the Solactive US R&D Champions Index (SOLURDCT), which identifies 50 profitable R&D companies with (1) 3 years of Increasing R&D Spending, (2) 3 years of Positive Return on Equity (ROE), and (3) Positive Profit Margins. USRD seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOLURDCT Index.
US R&D stocks have seen strong performance in 2024 due to several favorable economic and market factors. Companies with substantial R&D investment tend to have stronger competitive advantages, creating valuable intellectual property and improving long-term growth potential. This makes them attractive to investors, especially as global innovation and technology continue to expand. Additionally, many R&D-heavy companies, especially in the U.S., have benefited from recent government policies supporting technology and infrastructure, such as the CHIPS Act, which boosts domestic tech manufacturing. Furthermore, U.S. markets overall have been relatively resilient, supported by stable earnings and reduced inflation, which has allowed the Federal Reserve to maintain a less aggressive stance on interest rates. This environment has driven investor interest toward growth-focused sectors like technology and healthcare, where R&D spending is traditionally high.
The top contributor and detractor of USRD’s performance included Nvidia, which increased by 86.91%, and Super Micro Computer Inc, which declined 23.03%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/13/2023)
Themes US R&D Champions ETF	24.56
S&P 500 Index	25.49
Solactive US R&D Champions Index	24.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.themesetfs.com/etfs/USRD for more recent performance information.
Net Assets	$ 1,245,571
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 1,898
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$1,245,571
Number of Holdings	51
Net Advisory Fee	$1,898
Portfolio Turnover	34%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Oracle Corp.	2.4%
Keysight Technologies, Inc.	2.4%
Expedia Group, Inc.	2.3%
Carrier Global Corp.	2.3%
Trade Desk, Inc.	2.3%
Zoom Video Communications, Inc.	2.3%
Advanced Micro Devices, Inc.	2.2%
Trimble, Inc.	2.2%
Hewlett Packard Enterprise Co.	2.2%
Align Technology, Inc.	2.1%

Top Sectors	(% of net assets)
Technology	47.7%
Health Care	19.3%
Industrials	10.8%
Communications	10.2%
Consumer Discretionary	5.8%
Materials	2.1%
Energy	1.9%
Real Estate	1.9%
Cash & Other	0.3%

Themes US Small Cap Cash Flow Champions ETF
Shareholder Report [Line Items]
Fund Name	Themes US Small Cap Cash Flow Champions ETF
Class Name	Themes US Small Cap Cash Flow Champions ETF
Trading Symbol	SMCF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Themes US Small Cap Cash Flow Champions ETF for the period of December 13, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/SMCF. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/SMCF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes US Small Cap Cash Flow Champions ETF	$26*	0.29%**
[33],[34]
Expenses Paid, Amount	$ 26	[34]
Expense Ratio, Percent	0.29%	[33]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Themes US Small Cap Cash Flow Champions ETF (SMCF) was launched on December 13, 2023 and has seen a 23.74% return since inception. SMCF seeks to track the Solactive US Small Cap Cash Flow Champions Index (SOLSUCCT), which identifies the top 75 small capitalization companies with the highest 3 years of positive cash flow yield. SMCF seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SOLSUCCT Index.
Small-cap cash flow stocks have seen solid performance this year, benefiting from favorable economic factors. The Federal Reserve’s recent rate cuts have reduced borrowing costs, which is particularly beneficial for small-cap companies that rely more heavily on debt financing to fuel growth. Strong consumer spending has further boosted revenues for many small-cap companies in sectors like retail, technology, and consumer services. Additionally, SMCF’s exposure to regional banks—some of which are key holdings—has helped drive returns as these banks have rebounded with improved lending conditions and better profitability in a lower-rate environment.
The top contributor and detractor of SMCF’s performance included Williams-Sonoma Inc, which increased by 58.76%, and APA Corp, which declined 28.12%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/13/2023)
Themes US Small Cap Cash Flow Champions ETF	23.74
S&P 500 Index	25.49
Solactive US Small Cap Cash Flow Champions Index	24.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.themesetfs.com/etfs/SMCF for more recent performance information.
Net Assets	$ 928,022
Holdings Count | $ / shares	75
Advisory Fees Paid, Amount	$ 1,637
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$928,022
Number of Holdings	75
Net Advisory Fee	$1,637
Portfolio Turnover	46%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Builders FirstSource, Inc.	5.8%
Molina Healthcare, Inc.	4.9%
Williams-Sonoma, Inc.	4.8%
Marathon Oil Corp.	4.4%
CF Industries Holdings, Inc.	4.2%
Toll Brothers, Inc.	4.1%
Reinsurance Group of America, Inc.	3.7%
Flex Ltd.	3.5%
East West Bancorp, Inc.	3.0%
Stifel Financial Corp.	2.4%

Top Sectors	(% of net assets)
Financials	38.0%
Consumer Discretionary	17.5%
Energy	17.2%
Materials	10.0%
Industrials	5.5%
Health Care	5.0%
Technology	4.3%
Consumer Staples	0.8%
Real Estate	0.6%
Cash & Other	1.1%

[1]
**	Percentage shown is annualized.

[2]
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.

[3]
**	Percentage shown is annualized.

[4]
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.

[5]
**	Percentage shown is annualized.

[6]
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.

[7]
**	Percentage shown is annualized.

[8]
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.

[9]
**	Percentage shown is annualized.

[10]
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.

[11]
**	Percentage shown is annualized.

[12]
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.

[13]
**	Percentage shown is annualized.

[14]
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.

[15]
**	Percentage shown is annualized.

[16]
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.

[17]
**	Percentage shown is annualized.

[18]
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.

[19]
**	Percentage shown is annualized.

[20]
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.

[21]
**	Percentage shown is annualized.

[22]
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.

[23]
**	Percentage shown is annualized.

[24]
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.

[25]
**	Percentage shown is annualized.

[26]
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.

[27]
**	Percentage shown is annualized.

[28]
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.

[29]
**	Percentage shown is annualized.

[30]
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.

[31]
**	Percentage shown is annualized.

[32]
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.

[33]
**	Percentage shown is annualized.

[34]
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.